Summary of Significant Accounting Policies (Details) - Schedule of disaggregates its revenue from contracts - USD ($)	12 Months Ended
	Jan. 31, 2023	Jan. 31, 2022
Schedule of disaggregates its revenue from contracts [Abstract]
Sale of goods	$ 1,785,507	$ 1,179,620
Services	294,102	242,534
Total	$ 2,079,609	$ 1,422,154